Award Timing Disclosure	12 Months Ended
Jun. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Generally, the board of directors approves grants of stock options to the named executive officers, other key employees, and directors, annually at a regularly-scheduled meeting. However, in connection with the appointment of a new officer, the board of directors may approve an option grant at other times in connection with or shortly following the individual’s commencement of employment. Because of the practice of granting stock options at regularly scheduled meetings, the board of directors does not coordinate the timing of the grants with the release of material non-public information. Moreover, stock options granted by the board of directors have a two-year vesting period which prevents the immediate realization of value should material non-public information be released shortly after an option award. The options granted to the named executive officers during the fiscal year ended June 30, 2025 were made on July 1, 2024, September 6, 2024, and January 6, 2025 and were not during the period beginning four business days before and one business day after the filing of the annual report on form 10-K or a report on form 8-K that disclosed material non-public information.

Award Timing Method	Generally, the board of directors approves grants of stock options to the named executive officers, other key employees, and directors, annually at a regularly-scheduled meeting. However, in connection with the appointment of a new officer, the board of directors may approve an option grant at other times in connection with or shortly following the individual’s commencement of employment.
Award Timing MNPI Considered	true